Hedging Derivatives - Hedged exposures (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	€ 111,461
Carrying amount of hedged items - Liabilities	46,830
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	1,925
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(1,765)
Change in fair value of hedged item for ineffectiveness assessment	(452)
Cash flow hedge/currency translation reserve - Continuing hedges	447
Cash flow hedge/currency translation reserve- Discontinued hedges	(10)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	71
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	110,669
Carrying amount of hedged items - Liabilities	46,830
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	1,915
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(1,765)
Change in fair value of hedged item for ineffectiveness assessment	(20)
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	104,393
Carrying amount of hedged items - Liabilities	39,251
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	1,886
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(1,478)
Change in fair value of hedged item for ineffectiveness assessment	(74)
Fair value hedges | Interest rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	5,922
Carrying amount of hedged items - Liabilities	1,195
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	279
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	1
Change in fair value of hedged item for ineffectiveness assessment	(39)
Fair value hedges | Interest rate risk | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	27,235
Carrying amount of hedged items - Liabilities	21,759
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	792
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(791)
Change in fair value of hedged item for ineffectiveness assessment	(35)
Fair value hedges | Interest rate risk | Repurchase Agreement [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	13,874
Carrying amount of hedged items - Liabilities	561
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	25
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(16)
Change in fair value of hedged item for ineffectiveness assessment	18
Fair value hedges | Interest rate risk | Loans of securities
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	53,397
Carrying amount of hedged items - Liabilities	175
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	742
Change in fair value of hedged item for ineffectiveness assessment	(186)
Fair value hedges | Interest rate risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	3,965
Carrying amount of hedged items - Liabilities	232
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	48
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(2)
Change in fair value of hedged item for ineffectiveness assessment	35
Fair value hedges | Interest rate risk | Issuance assurance
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Liabilities	2,013
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(12)
Change in fair value of hedged item for ineffectiveness assessment	3
Fair value hedges | Interest rate risk | Securitisation
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Liabilities	13,316
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(658)
Change in fair value of hedged item for ineffectiveness assessment	170
Fair value hedges | Interest rate risk | Equity instruments
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(40)
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	3,378
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	5
Change in fair value of hedged item for ineffectiveness assessment	(3)
Fair value hedges | Exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	1,614
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	9
Change in fair value of hedged item for ineffectiveness assessment	8
Fair value hedges | Exchange rate risk | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	1,764
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	(4)
Change in fair value of hedged item for ineffectiveness assessment	(11)
Fair value hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	2,776
Carrying amount of hedged items - Liabilities	7,474
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	21
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(287)
Change in fair value of hedged item for ineffectiveness assessment	53
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	1,591
Carrying amount of hedged items - Liabilities	3,571
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	2
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(26)
Change in fair value of hedged item for ineffectiveness assessment	(31)
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Repurchase Agreement [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	434
Carrying amount of hedged items - Liabilities	99
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	1
Change in fair value of hedged item for ineffectiveness assessment	1
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Securitisation
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Liabilities	3,358
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(262)
Change in fair value of hedged item for ineffectiveness assessment	67
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | Deposits Contracts [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	751
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	19
Change in fair value of hedged item for ineffectiveness assessment	16
Fair value hedges | Interest Rate And Exchange Rate Risk [Member] | CLO
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Liabilities	446
Fair value hedges | Inflation Risk [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	68
Carrying amount of hedged items - Liabilities	105
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	3
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	1
Change in fair value of hedged item for ineffectiveness assessment	4
Fair value hedges | Inflation Risk [Member] | Deposits
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Liabilities	105
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	1
Change in fair value of hedged item for ineffectiveness assessment	1
Fair value hedges | Inflation Risk [Member] | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	68
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	3
Change in fair value of hedged item for ineffectiveness assessment	3
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	54
Fair value hedges | Credit risk | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	54
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(432)
Cash flow hedge/currency translation reserve - Continuing hedges	447
Cash flow hedge/currency translation reserve- Discontinued hedges	(10)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(52)
Cash flow hedge/currency translation reserve - Continuing hedges	131
Cash flow hedge/currency translation reserve- Discontinued hedges	(12)
Cash flow hedges | Interest rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(26)
Cash flow hedge/currency translation reserve - Continuing hedges	47
Cash flow hedges | Interest rate risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	8
Cash flow hedge/currency translation reserve - Continuing hedges	65
Cash flow hedge/currency translation reserve- Discontinued hedges	(12)
Cash flow hedges | Interest rate risk | Loan commitments
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(24)
Cash flow hedge/currency translation reserve - Continuing hedges	(75)
Cash flow hedges | Interest rate risk | Government class bonds
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(13)
Cash flow hedge/currency translation reserve - Continuing hedges	92
Cash flow hedges | Interest rate risk | Secondary Market Loans [Member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	4
Cash flow hedge/currency translation reserve - Continuing hedges	2
Cash flow hedges | Interest rate risk | Senior securitization
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(1)
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(416)
Cash flow hedge/currency translation reserve - Continuing hedges	(23)
Cash flow hedge/currency translation reserve- Discontinued hedges	2
Cash flow hedges | Exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	83
Cash flow hedge/currency translation reserve - Continuing hedges	(8)
Cash flow hedges | Exchange rate risk | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(309)
Cash flow hedge/currency translation reserve - Continuing hedges	(16)
Cash flow hedge/currency translation reserve- Discontinued hedges	2
Cash flow hedges | Exchange rate risk | CLO
Disclosure of detailed information about hedged items [line items]
Cash flow hedge/currency translation reserve - Continuing hedges	1
Cash flow hedges | Exchange rate risk | Secondary Market Loans [Member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(179)
Cash flow hedge/currency translation reserve - Continuing hedges	(21)
Cash flow hedges | Exchange rate risk | Senior securitization
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(11)
Cash flow hedge/currency translation reserve - Continuing hedges	21
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	4
Cash flow hedge/currency translation reserve - Continuing hedges	341
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Deposits
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	7
Cash flow hedge/currency translation reserve - Continuing hedges	2
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(13)
Cash flow hedge/currency translation reserve - Continuing hedges	(9)
Cash flow hedges | Interest Rate And Exchange Rate Risk [Member] | Securitisation
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	10
Cash flow hedge/currency translation reserve - Continuing hedges	348
Cash flow hedges | Inflation Risk [Member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	15
Cash flow hedge/currency translation reserve - Continuing hedges	22
Cash flow hedges | Inflation Risk [Member] | Deposits
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	25
Cash flow hedge/currency translation reserve - Continuing hedges	25
Cash flow hedges | Inflation Risk [Member] | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(3)
Cash flow hedge/currency translation reserve - Continuing hedges	(3)
Cash flow hedges | Inflation Risk [Member] | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(7)
Cash flow hedges | Market value of equity
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	17
Cash flow hedge/currency translation reserve - Continuing hedges	(4)
Cash flow hedges | Market value of equity | Highly likely scheduled transactions
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	17
Cash flow hedge/currency translation reserve - Continuing hedges	(4)
Cash flow hedges | Other risks
Disclosure of detailed information about hedged items [line items]
Cash flow hedge/currency translation reserve - Continuing hedges	(20)
Cash flow hedges | Other risks | Bond [Member]
Disclosure of detailed information about hedged items [line items]
Cash flow hedge/currency translation reserve - Continuing hedges	(20)
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	792
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	10
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	792
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	10
Hedges of net investment in foreign operations | Exchange rate risk | Equity instruments
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	779
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	10
Hedges of net investment in foreign operations | Exchange rate risk | Loan commitments
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	€ 13